Income Taxes (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	$ 2,955,000	$ 6,091,000
State income tax benefit, net of federal income tax effect	287,000	591,000
Change in estimated tax rate and gain (loss) on non-deductible expenses	(5,000)	(7,000)
Loss of operating loss for IRC Sec 382 limitation	(24,738,000)
Loss of operating loss for entities sold		78,000
Change in valuation allowance	(3,237,000)	(6,675,000)
Benefit for income taxes